ITEM 1. SCHEDULE OF INVESTMENTS
T. ROWE PRICE INFLATION PROTECTED BOND FUND
Unaudited		August 31, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

CORPORATE BONDS 0.2%
Financial 0.2%
SLM Corporation, VR, 5.29%, 4/1/09 (Tender 9/1/06)	150	143
Total Corporate Bonds (Cost $150)		143
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.4%
U.S. Government Obligations 0.4%
Government National Mortgage Assn.
4.50%, 5/15-12/15/18	457	445
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $464)		445
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 97.3%
U.S. Government Agency Obligations (1) 0.7%
Federal National Mortgage Assn., VR, 5.307%, 2/17/09	750	732
		732
U.S. Treasury Obligations 96.6%
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26	5,724	5,512
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25	10,333	10,541
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	1,657	2,066
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29	9,392	12,189
U.S. Treasury Inflation-Indexed Notes, 0.875%, 4/15/10	9,853	9,360
U.S. Treasury Inflation-Indexed Notes, 1.625%, 1/15/15	8,660	8,246
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13	9,362	9,131
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/15	1,252	1,214
U.S. Treasury Inflation-Indexed Notes, 2.00%, 1/15/14	7,774	7,634
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14	8,342	8,187
U.S. Treasury Inflation-Indexed Notes, 2.00%, 1/15/16	4,140	4,052
U.S. Treasury Inflation-Indexed Notes, 2.375%, 4/15/11	511	513
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16	1,005	1,027
U.S. Treasury Inflation-Indexed Notes, 3.00%, 7/15/12	7,352	7,652
U.S. Treasury Inflation-Indexed Notes, 3.50%, 1/15/11	4,546	4,777
U.S. Treasury Inflation-Indexed Notes, 3.625%, 1/15/08 (2)	6,461	6,543
U.S. Treasury Inflation-Indexed Notes, 3.875%, 1/15/09	3,959	4,090
U.S. Treasury Inflation-Indexed Notes, 4.25%, 1/15/10	2,285	2,429
		105,163
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $107,623)		105,895
FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 1.6%
Foreign Government & Municipalities 1.6%
Government of Japan, 0.80%, 12/10/15 (JPY)	60,180	507
Republic of Italy, 0.95%, 9/15/10 (EUR)	993	1,242
Total Foreign Government Obligations & Municipalities (Cost $1,721)		1,749
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Investment Fund, 5.20% (3)(4)	128	128
Total Short-Term Investments (Cost $128)		128
Total Investments in Securities
99.6% of Net Assets (Cost $110,086)		$108,360

†	Denominated in U.S. dollars unless otherwise noted
(1)	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(2)	All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2006.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end

Open Forward Currency Exchange Contracts at August 31, 2006 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
JPMorgan Chase	9/19/06	JPY	34,000	USD	296	$(5)
JPMorgan Chase	9/19/06	USD	299	JPY	34,000	9
JPMorgan Chase	10/16/06	USD	1,022	EUR	800	(4)

Net unrealized gain (loss) on open
forward currency exchange contracts						$-

Open Futures Contracts at August 31, 2006 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 15 U.S. Treasury five year contracts
$5 par of 3.625% U.S. Treasury
Inflation-Indexed Notes pledged as
initial margin	12/06	$1,577	$5
Short, 5 U.S. Treasury Bond contracts
$20 par of 3.625% U.S. Treasury
Inflation-Indexed Notes pledged as
initial margin	12/06	(555)	(3)
Net payments (receipts) of variation
margin to date			(1)
Variation margin receivable (payable)
on open futures contracts			$1

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Inflation Protected Bond Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Inflation Protected Bond Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide inflation protection and income by investing primarily in inflation-protected debt securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $110,086,000. Net unrealized gain loss aggregated $1,724,000 at period-end, of which $681,000 related to appreciated investments and $2,405,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $7,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2006, and May 31, 2006, was $128,000 and $385,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Inflation Protected Bond Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 23, 2006